Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other assets [abstract]
Prepaid expenses	$ 13,816	$ 12,303
Amounts prepaid to related parties	35,736	11,153
Prepaid expenses and other assets	$ 49,552	$ 23,456